Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Money Market Account	$ 2,000,466	$ 350,455	$ 3,092,771
Mutual Funds held in Trust Account	51,564,084	203,282,989	203,262,660
Liabilities
Private Warrant Liability	1,415,020	4,188,221
Subscription Warrant Liability	5,687,820
Level 1 [Member]
Assets
Money Market Account	2,000,466	350,455	3,092,771
Mutual Funds held in Trust Account	51,564,084	203,282,989	203,262,660
Liabilities
Private Warrant Liability
Subscription Warrant Liability
Level 2 [Member]
Assets
Money Market Account
Mutual Funds held in Trust Account
Liabilities
Private Warrant Liability
Subscription Warrant Liability
Level 3 [Member]
Assets
Money Market Account
Mutual Funds held in Trust Account
Liabilities
Private Warrant Liability	1,415,020	$ 4,188,221
Subscription Warrant Liability	$ 5,687,820